Provisions for employees' benefits - Actuarial assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020
Pension [Member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate		5.50%
Salary growth rate	4.50%
Expected inflation rate		3.00%
Pension growth rate		3.00%
Pension [Member] | Top of range
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate	8.70%
Expected inflation rate	4.00%
Pension growth rate	3.50%
Pension [Member] | Bottom of range
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate	5.18%
Expected inflation rate	3.00%
Pension growth rate	3.00%
Bonds [Member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate		4.75%
Expected inflation rate	3.00%	3.00%
Bonds [Member] | Top of range
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate	6.25%
Bonds [Member] | Bottom of range
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate	5.00%
Healthcare [Member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate		6.00%
Expected inflation rate	3.00%	3.00%
Cost trend - Short-term rate	6.67%	6.67%
Cost trend - Long-term rate	4.00%	4.00%
Healthcare [Member] | Top of range
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate	8.80%
Healthcare [Member] | Bottom of range
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate	7.00%
Education
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate		5.00%
Salary growth rate	4.50%
Expected inflation rate	3.00%	3.00%
Cost trend - Short-term rate	4.00%	4.00%
Cost trend - Long-term rate	4.00%	4.00%
Education | Top of range
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate	8.90%
Education | Bottom of range
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate	6.30%
Other benefits.
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate		4.09%
Salary growth rate		4.70%
Expected inflation rate		3.00%
Pension growth rate	3.50%
Cost trend - Long-term rate	4.70%
Other benefits. | Top of range
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate	7.10%
Salary growth rate	4.70%	4.70%
Expected inflation rate	4.00%
Other benefits. | Bottom of range
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate	5.56%
Salary growth rate	4.50%
Expected inflation rate	3.00%